Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	£ 4	£ 4
Non-current borrowings	1,066	2,424
Finance lease liabilities	4	5
Current borrowings	19	44
Borrowings	1,085	2,468
6.25% Global dollar bonds 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		469
4.625% US dollar notes 2018 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		254
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	463	453
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	85	407
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	69	402
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	445	435
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 15	£ 39